Vanguard® S&P Mid-Cap 400 Value Index Fund
Schedule of Investments (unaudited)
As of May 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.8%)
Communication Services (0.5%)
*	Pinterest Inc. Class A	158,686	3,182
	Nexstar Media Group Inc. Class A	10,865	1,939
	Warner Music Group Corp. Class A	58,507	1,845
			6,966
Consumer Discretionary (13.1%)
	BorgWarner Inc.	175,378	12,596
	Aramark	222,631	11,884
	Toll Brothers Inc.	80,257	11,119
	Dick's Sporting Goods Inc.	33,745	7,679
*	GameStop Corp. Class A	349,120	7,394
*	SharkNinja Inc.	59,783	7,287
	Murphy USA Inc.	14,311	7,242
*	Burlington Stores Inc.	20,541	6,652
	Lear Corp.	42,968	6,150
	Lithia Motors Inc. Class A	20,541	5,975
	Macy's Inc.	225,211	4,901
*	Taylor Morrison Home Corp. Class A	82,777	4,842
	VF Corp.	278,385	4,783
*	Floor & Decor Holdings Inc. Class A	91,272	4,691
	Brunswick Corp.	55,088	4,614
	Service Corp. International	55,425	4,167
*	AutoNation Inc.	22,051	4,139
	Gap Inc.	192,168	4,064
*	Cava Group Inc.	49,004	3,806
	PVH Corp.	38,796	3,619
	Thor Industries Inc.	44,756	3,539
	Bath & Body Works Inc.	173,405	3,472
	Polaris Inc.	45,261	3,194
*	Crocs Inc.	24,678	2,929
	Autoliv Inc.	22,122	2,812
*	Dutch Bros Inc. Class A	47,343	2,746
	Visteon Corp.	23,112	2,734
	Gentex Corp.	111,271	2,688
	Penske Automotive Group Inc.	15,620	2,614
	KB Home	53,510	2,614
	Harley-Davidson Inc.	100,070	2,420
	Wyndham Hotels & Resorts Inc.	30,077	2,414
*	Mattel Inc.	157,952	2,360
	Whirlpool Corp.	53,704	2,332
	Vail Resorts Inc.	15,454	2,065
	H&R Block Inc.	51,536	1,984
	Hyatt Hotels Corp. Class A	10,854	1,968
*	RH	13,042	1,937
*	Abercrombie & Fitch Co. Class A	22,917	1,770
	Graham Holdings Co. Class B	1,497	1,643
*	Chewy Inc. Class A	66,677	1,503
*	Goodyear Tire & Rubber Co.	242,477	1,479
	Columbia Sportswear Co.	21,456	1,420
*	YETI Holdings Inc.	27,026	1,296
*	Duolingo Inc. Class A	10,509	1,170
*	Capri Holdings Ltd.	52,507	972
	Choice Hotels International Inc.	7,182	782
			186,461
Consumer Staples (5.2%)
*	US Foods Holding Corp.	186,807	15,290
*	Performance Food Group Co.	133,068	13,066
*	BJ's Wholesale Club Holdings Inc.	110,832	9,452
*	Darling Ingredients Inc.	133,989	7,919
*	Maplebear Inc.	155,662	6,195
	Ingredion Inc.	53,363	5,413
	Albertsons Cos. Inc. Class A	313,417	4,892

		Shares	Market Value ($000)
*	Sprouts Farmers Market Inc.	49,485	4,088
*	Post Holdings Inc.	35,746	3,283
*	Boston Beer Co. Inc. Class A	6,516	1,155
	Pilgrim's Pride Corp.	36,230	1,026
	Marzetti Co.	8,598	963
*	elf Beauty Inc.	16,515	925
*	Coty Inc. Class A	312,867	666
*	BellRing Brands Inc.	58,569	490
			74,823
Energy (6.6%)
	Ovintiv Inc.	235,196	13,180
	Permian Resources Corp. Class A	627,107	12,059
	HF Sinclair Corp.	132,439	9,256
*	Antero Resources Corp.	248,265	8,875
	Range Resources Corp.	200,693	7,817
	Viper Energy Inc. Class A	157,398	7,162
	Chord Energy Corp.	48,167	6,352
	NOV Inc.	305,277	6,093
	Matador Resources Co.	98,946	5,304
	Murphy Oil Corp.	113,650	4,113
*	CNX Resources Corp.	120,591	4,063
	Weatherford International plc	35,234	3,652
	DT Midstream Inc.	24,114	3,375
	PBF Energy Inc. Class A	70,319	2,862
			94,163
Financials (22.6%)
	Annaly Capital Management Inc.	608,500	13,296
	Pinnacle Financial Partners Inc.	127,515	12,463
	Reinsurance Group of America Inc.	55,662	11,174
	Unum Group	129,125	10,747
	Fidelity National Financial Inc.	216,042	10,230
	Ally Financial Inc.	237,787	10,180
	First Horizon Corp.	410,815	9,954
	Webster Financial Corp.	136,573	9,932
	Wintrust Financial Corp.	56,730	8,523
	SouthState Bank Corp.	83,974	7,957
	UMB Financial Corp.	60,481	7,939
	Zions Bancorp NA	125,068	7,810
	Columbia Banking System Inc.	250,232	7,417
	Jefferies Financial Group Inc.	140,059	7,384
	Old National Bancorp	293,751	7,053
	East West Bancorp Inc.	57,105	6,998
	Western Alliance Bancorp	86,986	6,928
	Voya Financial Inc.	79,621	6,467
	Carlyle Group Inc.	134,078	6,091
	Commerce Bancshares Inc.	116,080	6,062
	Prosperity Bancshares Inc.	85,586	5,902
	Corebridge Financial Inc.	216,241	5,838
	First American Financial Corp.	86,313	5,717
	Valley National Bancorp	405,472	5,583
	Janus Henderson Group plc	104,408	5,399
	FNB Corp.	302,648	5,290
	Glacier Bancorp Inc.	108,989	5,182
	Equitable Holdings Inc.	124,779	5,160
	United Bankshares Inc.	118,209	5,131
	Starwood Property Trust Inc.	294,866	5,036
	RenaissanceRe Holdings Ltd.	17,682	4,957
	Hancock Whitney Corp.	69,677	4,746
	American Financial Group Inc.	35,182	4,567
	Selective Insurance Group Inc.	50,891	4,404
	Bank OZK	87,889	4,253
	Evercore Inc. Class A	12,449	4,243
	Home BancShares Inc.	154,959	4,147
	Stifel Financial Corp.	58,126	4,078
	RLI Corp.	77,788	3,893
	Associated Banc-Corp	138,575	3,854
	CNO Financial Group Inc.	80,044	3,680
	Cullen/Frost Bankers Inc.	26,768	3,628
	Flagstar Bank NA	253,692	3,567

		Shares	Market Value ($000)
	Old Republic International Corp.	92,559	3,446
	Hanover Insurance Group Inc.	17,091	3,182
	Primerica Inc.	11,354	3,065
	Houlihan Lokey Inc. Class A	21,638	3,065
*	Brighthouse Financial Inc.	48,438	3,030
	SEI Investments Co.	32,261	2,835
	Essent Group Ltd.	46,895	2,715
*	Euronet Worldwide Inc.	33,119	2,400
	MGIC Investment Corp.	91,047	2,296
	First Financial Bankshares Inc.	64,023	2,092
*	Texas Capital Bancshares Inc.	19,083	1,899
	Morningstar Inc.	9,918	1,805
	International Bancshares Corp.	24,279	1,752
*	WEX Inc.	11,908	1,726
	SLM Corp.	75,926	1,679
	Hamilton Lane Inc. Class A	15,923	1,387
	Ryan Specialty Holdings Inc. Class A	32,856	1,046
*,1	Shift4 Payments Inc. Class A	20,041	893
			323,173
Health Care (3.4%)
*	Illumina Inc.	59,575	9,708
*	Avantor Inc.	577,724	5,269
*	Roivant Sciences Ltd.	160,407	4,811
*	BioMarin Pharmaceutical Inc.	69,973	4,009
*	Cytokinetics Inc.	51,480	3,952
*	Envista Holdings Corp.	138,806	3,269
*	Masimo Corp.	16,629	2,967
	Chemed Corp.	6,119	2,609
	Bruker Corp.	44,156	2,600
*	Repligen Corp.	20,169	2,500
*	Bio-Rad Laboratories Inc. Class A	6,930	2,165
	DENTSPLY SIRONA Inc.	169,019	1,770
*	Lantheus Holdings Inc.	17,412	1,729
*	Haemonetics Corp.	15,750	1,068
			48,426
Industrials (19.3%)
	WESCO International Inc.	41,205	14,882
	Regal Rexnord Corp.	56,243	11,348
	Watsco Inc.	29,582	10,860
*	Saia Inc.	22,567	10,660
	Knight-Swift Transportation Holdings Inc. Class A	137,506	10,400
	Owens Corning	69,620	8,760
	Ryder System Inc.	33,396	8,377
*	American Airlines Group Inc.	559,296	8,188
	Booz Allen Hamilton Holding Corp.	102,146	8,088
	CNH Industrial NV	749,580	7,653
	Toro Co.	82,570	7,421
*	Nextpower Inc. Class A	44,017	6,884
	Timken Co.	53,691	6,871
	Carlisle Cos. Inc.	19,694	6,791
*	Fluor Corp.	136,527	6,247
	Sensata Technologies Holding plc	123,395	6,095
*	Middleby Corp.	39,253	6,085
	Landstar System Inc.	28,849	5,969
*	Clean Harbors Inc.	20,846	5,858
	AGCO Corp.	50,901	5,715
	Terex Corp.	96,307	5,603
	TransUnion	78,224	5,598
	Graco Inc.	68,813	5,192
*	GXO Logistics Inc.	96,995	4,860
*	Alaska Air Group Inc.	97,104	4,469
*	Core & Main Inc. Class A	89,556	4,429
	Applied Industrial Technologies Inc.	14,218	4,320
	AECOM	61,327	4,254
	UFP Industries Inc.	49,346	3,997
	Science Applications International Corp.	38,223	3,983
	Lincoln Electric Holdings Inc.	14,915	3,855
	Oshkosh Corp.	28,932	3,761
*	Trex Co. Inc.	90,848	3,761

		Shares	Market Value ($000)
	KBR Inc.	107,563	3,759
	Crane Co.	20,320	3,719
	Advanced Drainage Systems Inc.	26,709	3,717
*	Kirby Corp.	24,791	3,485
	Valmont Industries Inc.	6,675	3,470
	Simpson Manufacturing Co. Inc.	17,910	3,398
	Mueller Industries Inc.	26,330	3,386
	Donaldson Co. Inc.	32,240	2,640
	Acuity Inc.	8,257	2,519
	Esab Corp.	27,069	2,502
	MSC Industrial Direct Co. Inc. Class A	22,480	2,461
*	FTI Consulting Inc.	15,381	2,356
	Genpact Ltd.	71,116	2,343
	GATX Corp.	12,701	2,148
	MSA Safety Inc.	12,349	2,047
*	StandardAero Inc.	61,043	1,748
	Fortune Brands Innovations Inc.	43,756	1,704
	Maximus Inc.	21,257	1,316
	Exponent Inc.	20,287	1,183
	Brink's Co.	10,209	1,062
	Concentrix Corp.	37,059	1,048
*	Parsons Corp.	14,782	874
*,1	Avis Budget Group Inc.	4,296	755
			274,874
Information Technology (8.3%)
	TD SYNNEX Corp.	63,513	16,595
	Entegris Inc.	77,250	10,722
*	Arrow Electronics Inc.	43,272	9,287
	Avnet Inc.	69,341	6,028
	Littelfuse Inc.	12,234	5,712
*	Onto Innovation Inc.	21,870	5,648
	MKS Inc.	16,499	5,350
*	Lattice Semiconductor Corp.	32,504	4,781
*	Nutanix Inc. Class A	91,614	4,770
	Cognex Corp.	70,180	4,621
*	Synaptics Inc.	32,806	4,504
*	Docusign Inc.	69,550	3,653
	Amkor Technology Inc.	50,108	3,485
*	Cirrus Logic Inc.	18,578	3,157
*	Manhattan Associates Inc.	19,770	2,966
*	Silicon Laboratories Inc.	13,120	2,855
*	Novanta Inc.	16,060	2,559
*	IPG Photonics Corp.	21,410	2,452
*	Kyndryl Holdings Inc.	193,597	2,414
	Universal Display Corp.	20,972	1,932
	Vontier Corp.	67,166	1,906
	Belden Inc.	17,975	1,889
*	Allegro MicroSystems Inc.	38,907	1,862
*	Commvault Systems Inc.	14,526	1,725
	Dolby Laboratories Inc. Class A	28,364	1,583
	Bentley Systems Inc. Class B	46,675	1,523
*	BILL Holdings Inc.	38,051	1,409
*	UiPath Inc. Class A	87,086	1,021
	Crane NXT Co.	23,851	926
*	Blackbaud Inc.	15,150	465
			117,800
Materials (8.4%)
	Alcoa Corp.	219,352	17,031
	Reliance Inc.	44,289	16,864
	Crown Holdings Inc.	94,945	9,027
	Commercial Metals Co.	93,943	7,144
	RPM International Inc.	64,007	6,783
*	Cleveland-Cliffs Inc.	483,139	6,571
	AptarGroup Inc.	54,532	6,318
*	Axalta Coating Systems Ltd.	180,758	5,562
	Solstice Advanced Materials Inc.	63,198	5,323
	Louisiana-Pacific Corp.	53,681	4,100
	Sonoco Products Co.	83,545	4,067
	Cabot Corp.	44,234	3,871

		Shares	Market Value ($000)
*	MP Materials Corp.	46,777	3,026
	Eagle Materials Inc.	13,046	2,886
	Graphic Packaging Holding Co.	249,977	2,815
	Silgan Holdings Inc.	74,288	2,790
	Avient Corp.	77,558	2,747
	Olin Corp.	96,222	2,489
	Westlake Corp.	28,249	2,453
*	Knife River Corp.	28,797	2,261
	Ashland Inc.	38,761	2,244
	Scotts Miracle-Gro Co.	37,854	2,233
	Greif Inc. Class A	20,968	1,328
			119,933
Real Estate (8.3%)
*	Jones Lang LaSalle Inc.	39,976	11,286
	American Homes 4 Rent Class A	276,145	8,859
	Rexford Industrial Realty Inc.	195,004	6,917
	WP Carey Inc.	87,245	6,493
	Gaming & Leisure Properties Inc.	131,846	6,193
	Healthcare Realty Trust Inc. Class A	295,488	5,886
	Omega Healthcare Investors Inc.	115,165	5,385
	Kite Realty Group Trust	183,388	5,028
	Equity LifeStyle Properties Inc.	80,452	4,969
	Rayonier Inc.	235,593	4,922
	Vornado Realty Trust	135,660	4,578
	Lamar Advertising Co. Class A	29,431	4,487
	Brixmor Property Group Inc.	140,237	4,286
	CubeSmart	106,234	4,249
	Agree Realty Corp.	55,827	4,140
	NNN REIT Inc.	91,706	4,082
	Cousins Properties Inc.	142,285	3,815
	EastGroup Properties Inc.	17,139	3,460
	Independence Realty Trust Inc.	200,619	3,256
	Kilroy Realty Corp.	92,345	3,165
	American Healthcare REIT Inc.	58,606	2,865
	STAG Industrial Inc.	63,108	2,390
	Park Hotels & Resorts Inc.	169,312	2,054
	COPT Defense Properties	55,499	1,779
	EPR Properties	30,956	1,766
	National Storage Affiliates Trust	34,774	1,483
			117,793
Utilities (4.1%)
	Essential Utilities Inc.	239,691	8,842
	OGE Energy Corp.	174,043	8,220
	UGI Corp.	181,804	6,349
	Portland General Electric Co.	95,282	4,776
	New Jersey Resources Corp.	85,420	4,719
	Southwest Gas Holdings Inc.	54,417	4,691
	Black Hills Corp.	63,930	4,655
	ONE Gas Inc.	50,821	3,951
	IDACORP Inc.	21,973	3,082
	TXNM Energy Inc.	48,992	2,901
	National Fuel Gas Co.	30,585	2,363
	Spire Inc.	28,533	2,347
	Northwestern Energy Group Inc.	29,145	2,058
			58,954
Total Common Stocks (Cost $1,241,375)			1,423,366

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[2,3]	Vanguard Market Liquidity Fund (Cost $2,192)	3.667%	21,924	2,192
Total Investments (99.9%) (Cost $1,243,567)				1,425,558
Other Assets and Liabilities—Net (0.1%)				768
Net Assets (100%)				1,426,326
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $573.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $579 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P Mid-Cap 400 Index	June 2026	2	746	8

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Lattice Semiconductor Corp.	8/31/2026	BANA	2,255	(3.620)	—	(50)
1 Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of May 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,423,366	—	—	1,423,366
Temporary Cash Investments	2,192	—	—	2,192
Total	1,425,558	—	—	1,425,558

Derivative Financial Instruments
Assets
Futures Contracts[1]	8	—	—	8
Liabilities
Swap Contracts	—	(50)	—	(50)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.